Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation and related expenses	$ 2,131		$ 1,566
Research and development expenses	576		1,191
Other	203		291
Total accrued liabilities	$ 2,910		3,048
Adagio Medical Inc
Compensation and related expenses		$ 2,467	1,566	$ 1,229
Research and development expenses		757	1,191	846
Other		205	291	82
Total accrued liabilities		$ 3,429	$ 3,048	$ 2,157